Summary of Significant Accounting Policies - Schedule of Fair Value Measurements of Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Schedule of Fair Value Measurements of Assets and Liabilities [Line Items]
Agency mortgage-backed: residential	$ 1,200	$ 877
Fair Value, Recurring [Member]
Schedule of Fair Value Measurements of Assets and Liabilities [Line Items]
Agency mortgage-backed: residential	10,906	9,757
Fair Value, Recurring [Member] | Quotes Prices in Active Markets for Identical Assets (Level 1) [Member]
Schedule of Fair Value Measurements of Assets and Liabilities [Line Items]
Agency mortgage-backed: residential
Fair Value, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Schedule of Fair Value Measurements of Assets and Liabilities [Line Items]
Agency mortgage-backed: residential	10,906	9,757
Fair Value, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Schedule of Fair Value Measurements of Assets and Liabilities [Line Items]
Agency mortgage-backed: residential